ALPHA ALTERNATIVE ASSETS FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

		Value
	Shares	(Note 2)
PRIVATE FUND INVESTMENTS (29.86%)
FBF 2023-1 LLC Economic Interest(a)(b)(c)	-	$1,922,967
MEP Capital IV, L.P.(b)(c)(d)(e)	-	2,207,657
WSP TGA Holdings, LLC(b)(d)(e)	-	1,758,950
Total Private Fund Investments		5,889,574

TOTAL PRIVATE FUND INVESTMENTS
(Cost $5,702,308)		5,889,574

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (22.07%)
Asset Backed Securities (22.07%)
Experity Ventures SPV IV, LLC
Class C Note, 17.500%, 06/22/2037	3,500,000	3,500,000
Quaker State Holdings, LLC
Series 2024-A, 9.000%, 03/12/2029	837,113	853,333
Total Asset Backed Securities		4,353,333

TOTAL ASSET-BACKED SECURITIES
(Cost $4,263,508)		4,353,333

PRIVATE LOAN (17.59%)
Alpha Alternative Strategies ICAV
3M US SOFR + 6.500%, 05/30/2027(a)(f)	2,050,000	2,050,000
Whitehorse Funding,
12/30/2028(a)	900,000	900,000
Wildbrain - IOM Debt Financing,
14.000%, 12/17/2028(a)(e)(g)	478,514	520,215

TOTAL PRIVATE LOAN
(Cost $3,428,514)		3,470,215

	Principal Amount	Value (Note 2)
PRIVATE NOTES (25.63%)
Financial Service Company (25.63%)
Pentor Life Settlements
10.000%, 08/25/2028(a)	$907,501	$907,501
Thrivest Legal Funding, LLC Promissory Note
12.000%, 05/01/2029(e)	4,000,000	4,148,800
Total Financial Service Company		5,056,301

TOTAL PRIVATE NOTES
(Cost $5,041,472)		5,056,301

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM SECURITY (8.69%)
Money Market Funds
Fidelity Government Portfolio, Class I	3.660%	1,714,878	$1,714,878
			1,714,878
TOTAL SHORT TERM SECURITY
(Cost $1,714,878)			1,714,878

TOTAL INVESTMENTS (103.84%)
(Cost $20,150,680)			$20,484,301

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.84%)			(757,299)

NET ASSETS (100.00%)			$19,727,002

Investment Abbreviation:

SOFR - Secured Overnight Financing Rate

Reference Rate:

3M US SOFR – 3 Months US SOFR as of December 31, 2025 was 4.01%

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(b)	Non-income producing security.
(c)	Private investment company that does not issue shares or units.
(d)	In accordance with ASC 820-10, the investment is valued using the practical expedient methodology.
(e)	Security deemed to be restricted as of December 31, 2025. As of December 31, 2025, the fair value of restricted securities in the aggregate was $19,727,002, representing 43,78% of the Fund’s net assets.
(f)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2025 is based on the reference rate plus the displayed spread as of the securities last reset date.
(g)	Wildbrain - IOM Debt Financing is comprised of two securities 1) a loan participation agreement in the amount of $500,018, and 2) warrants in the amount of 20,197.

ALPHA ALTERNATIVE ASSETS FUND

Investments in Securities at Value	Level 1 - Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Investments Valued at Net Asset Value(1)	Total
Private Fund Investments	$–	$–	$1,922,967	$3,966,607	$5,889,574
Asset-Backed Securities	–	4,353,333	–	–	4,353,333
Private Loan	–	–	3,470,215	–	3,470,215
Private Notes	–	4,148,800	907,501	–	5,056,301
Short Term Security	1,714,878	–	–	–	1,714,878
Total	$1,714,878	$8,502,133	$6,300,683	$3,966,607	$20,484,301

(1)	In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.